Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Associates [Abstract]
Schedule of Fair Value of the Investment

The table below summarizes the changes in carrying value of the investment in MitoCareX:

Balance at January 1, 2023	$591
Investment following achievement of first milestone	400
Equity losses from investment in MitoCareX	(210)

Balance at December 31, 2023	$781

Investment following achievement of second milestone	600
Equity losses from investment in MitoCareX	(429)
Balance at December 31, 2024	$952

Equity losses from investment in MitoCareX	$(500)
Investment in 2025	43
Sale of investment in MitoCareX	(495)
Balance at December 31, 2025	$-